UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® New Markets Income Fund

September 30, 2007

1.808781.103

NMI-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 18.7%
		Principal Amount (d)	Value
Argentina - 0.2%
Telecom Personal SA 9.25% 12/22/10 (f)		$ 3,845,000	$ 3,921,900
Bahamas (Nassau) - 0.3%
Odebrecht Overseas Ltd. 9.625%		5,589,000	5,812,560
Brazil - 0.4%
Banco Nacional de Desenvolvimento Economico e Social 5.84% 6/16/08 (g)		8,165,000	8,124,175
Cayman Islands - 0.2%
China Properties Group Ltd. 9.125% 5/4/14 (f)		5,715,000	5,100,638
Dominican Republic - 0.5%
Cap Cana SA 9.625% 11/3/13 (f)		7,510,000	7,528,775
Cerveceria Nacional Dominicana C por A 16% 3/27/12 (f)		3,835,000	3,892,525
TOTAL DOMINICAN REPUBLIC			11,421,300
Germany - 1.4%
JSC Severstal 9.25% 4/19/14 (Issued by Citigroup Global Markets Deutschland AG for JSC Severstal) (f)		9,310,000	9,961,700
Kyivstar GSM:
7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (f)		9,865,000	9,741,688
10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM) (f)		7,105,000	7,460,250
10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM)		2,320,000	2,436,000
TOTAL GERMANY			29,599,638
Indonesia - 0.0%
APP International Finance (Mauritius) Ltd.:
0% 7/5/01 (c)(f)		4,420,000	110,500
0% 7/5/01 (Reg. S) (c)		1,335,000	33,375
TOTAL INDONESIA			143,875
Korea (South) - 0.4%
Hanarotelecom, Inc. 7% 2/1/12 (f)		9,570,000	9,330,750
Luxembourg - 4.2%
Millicom International Cellular SA 10% 12/1/13		8,935,000	9,515,775
Mobile Telesystems Finance SA:
(Reg. S) 8.375% 10/14/10		5,520,000	5,713,200
8% 1/28/12		11,496,000	11,769,030
8% 1/28/12 (f)		12,640,000	12,940,200
8.375% 10/14/10 (f)		4,110,000	4,253,850
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Luxembourg - continued
Norilsk Nickel Finance Luxembourg SA 7.125% 9/30/09		$ 6,535,000	$ 6,633,025
OJSC Russian Agricultural Bank:
6.299% 5/15/17 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (f)		8,180,000	7,750,550
6.97% 9/21/16 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		2,185,000	2,135,838
7.175% 5/16/13 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (f)		4,930,000	5,016,275
Vimpel Communications 8.25% 5/23/16 (Issued by UBS Luxembourg SA for Vimpel Communications)		23,320,000	23,961,300
TOTAL LUXEMBOURG			89,689,043
Mexico - 0.9%
Cablemas SA de CV (Reg. S) 9.375% 11/15/15		5,260,000	5,680,800
Gruma SA de CV 7.75%		13,390,000	13,557,375
TOTAL MEXICO			19,238,175
Netherlands - 1.7%
Bulgaria Steel Finance BV 12% 5/4/13	EUR	5,100,000	4,690,827
Lukoil International Finance BV:
6.356% 6/7/17 (f)		12,220,000	11,731,200
6.656% 6/7/22 (f)		8,145,000	7,705,985
Majapahit Holding BV 7.25% 10/17/11 (f)		3,150,000	3,181,500
PT Indosat International Finance Co. BV 7.125% 6/22/12 (f)		8,970,000	8,902,725
TOTAL NETHERLANDS			36,212,237
Peru - 0.2%
CFG Investment SAC 9.25% 12/19/13 (f)		4,025,000	4,105,500
Philippines - 0.4%
Development Bank of Philippines 8.375% (g)		3,485,000	3,606,975
National Power Corp. 6.875% 11/2/16 (f)		5,485,000	5,457,575
TOTAL PHILIPPINES			9,064,550
Russia - 0.2%
OAO TMK 8.5% 9/29/09 (Issued by TMK Capital SA for OAO TMK)		4,600,000	4,634,500
Singapore - 0.3%
Empire Capital Resources Pte. Ltd. 9.375% 12/15/11 (f)		5,370,000	5,651,925
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Ukraine - 0.4%
City of Kiev 8.75% 8/8/08 (Issued by Dresdner Bank AG for City of Kiev)		$ 8,315,000	$ 8,472,985
United Kingdom - 0.9%
City of Kiev 8% 11/6/15 (Issued by Credit Suisse First Boston International for City of Kiev) (f)		9,980,000	10,020,219
ExIm Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for ExIm Ukraine)		4,390,000	4,436,701
NJSC Naftogaz of Ukraine 8.125% 9/30/09 (Issued by Standard Bank PLC for NJSC Naftogaz of Ukraine)		4,200,000	3,948,000
TOTAL UNITED KINGDOM			18,404,920
United States of America - 3.8%
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15		10,965,000	11,814,788
8.5463% 4/1/15 (g)		7,730,000	8,019,875
JPMorgan Chase & Co. 8% 7/9/12 (f)	INR	427,000,000	11,412,506
Pemex Project Funding Master Trust:
6.625% 6/15/35		15,190,000	15,630,510
7.375% 12/15/14		12,720,000	13,979,280
8.625% 2/1/22		16,955,000	20,854,650
TOTAL UNITED STATES OF AMERICA			81,711,609
Venezuela - 2.3%
Petroleos de Venezuela SA:
5.25% 4/12/17		22,360,000	16,546,400
5.375% 4/12/27		22,330,000	14,179,550
5.5% 4/12/37		19,655,000	12,087,825
Petrozuata Finance, Inc. 8.22% 4/1/17 (f)		6,055,000	6,115,550
TOTAL VENEZUELA			48,929,325
TOTAL NONCONVERTIBLE BONDS (Cost $405,835,171)			399,569,605
Government Obligations - 68.9%

Argentina - 4.0%
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		43,983,475	40,024,962
par 1.33% 12/31/38 (g)		51,210,000	20,996,100
5.389% 8/3/12 (g)		18,403,125	16,520,283
8.375% 12/20/49 (c)		12,860,000	4,372,400
Government Obligations - continued
		Principal Amount (d)	Value
Argentina - continued
Argentine Republic: - continued
11% 10/9/49 (c)		$ 3,010,000	$ 1,053,500
11.75% 4/7/09 (c)		4,145,000	1,450,750
TOTAL ARGENTINA			84,417,995
Belize - 0.2%
Belize Government 4.25% 2/20/29 (e)(f)		4,137,600	3,144,576
Brazil - 12.2%
Brazilian Federative Republic:
7.125% 1/20/37		22,625,000	25,340,000
8% 1/15/18		23,470,000	26,239,460
8.25% 1/20/34		12,615,000	15,913,823
8.75% 2/4/25		25,690,000	32,767,595
8.875% 10/14/19		12,625,000	15,762,313
8.875% 4/15/24		16,615,000	21,433,350
10% 1/1/10	BRL	39,855,000	21,149,815
10.125% 5/15/27		7,325,000	10,639,563
11% 8/17/40		35,965,000	48,121,170
12.25% 3/6/30		12,770,000	22,092,100
12.75% 1/15/20		13,455,000	21,359,813
TOTAL BRAZIL			260,819,002
Colombia - 2.6%
Colombian Republic:
7.375% 9/18/37		9,400,000	10,325,900
8.125% 5/21/24		2,665,000	3,091,400
10.375% 1/28/33		3,750,000	5,488,125
10.75% 1/15/13		8,030,000	9,792,585
11.75% 2/25/20		17,851,000	26,151,715
TOTAL COLOMBIA			54,849,725
Dominican Republic - 0.5%
Dominican Republic:
(Reg. S) 9.5% 9/27/11		6,525,603	6,910,614
9.04% 1/23/18 (f)		3,890,998	4,367,645
TOTAL DOMINICAN REPUBLIC			11,278,259
Ecuador - 1.2%
Ecuador Republic:
9.375% 12/15/15 (f)		4,155,000	4,051,125
10% 8/15/30 (Reg. S)		19,745,000	18,264,125
Government Obligations - continued
		Principal Amount (d)	Value
Ecuador - continued
Ecuador Republic: - continued
12% 11/15/12 (f)		$ 826,200	$ 826,200
12% 11/15/12 (Reg. S)		2,358,240	2,358,240
TOTAL ECUADOR			25,499,690
Egypt - 0.6%
Arab Republic 8.75% 7/18/12 (f)	EGP	70,170,000	12,891,187
El Salvador - 0.7%
El Salvador Republic:
7.75% 1/24/23 (Reg. S)		5,830,000	6,660,775
8.25% 4/10/32 (Reg. S)		3,585,000	4,242,848
8.5% 7/25/11 (Reg. S)		4,410,000	4,822,335
TOTAL EL SALVADOR			15,725,958
Fiji - 0.3%
Republic of Fiji 6.875% 9/13/11		8,165,000	7,389,325
Ghana - 0.3%
Ghana Rep 8.5% 10/4/17 (f)		6,060,000	6,173,625
Indonesia - 1.1%
Indonesian Republic:
6.625% 2/17/37 (f)		1,240,000	1,185,812
7.5% 1/15/16 (f)		5,715,000	6,157,913
8.5% 10/12/35 (f)		13,385,000	15,794,300
TOTAL INDONESIA			23,138,025
Ivory Coast - 1.1%
Ivory Coast:
Brady past due interest 2% 3/30/18 (Reg. S) (c)(g)		28,865,750	10,463,834
FLIRB 3% 3/29/18 (Reg. S) (c)(g)		35,955,000	12,943,800
TOTAL IVORY COAST			23,407,634
Lebanon - 2.4%
Lebanese Republic:
(Reg. S) 8.63% 11/30/09 (g)		2,470,000	2,432,950
7.125% 3/5/10		9,710,000	9,345,875
(Reg. S) 7.875% 5/20/11		7,305,000	7,031,063
8.63% 11/30/09 (f)(g)		8,695,000	8,564,575
10.125% 8/6/08		5,370,000	5,423,700
10.25% 10/6/09 (Reg. S)		5,015,000	5,115,300
11.625% 5/11/16 (Reg. S)		12,565,000	13,947,150
TOTAL LEBANON			51,860,613
Government Obligations - continued
		Principal Amount (d)	Value
Mexico - 6.3%
United Mexican States:
5.875% 1/15/14		$ 11,860,000	$ 12,209,870
6.625% 3/3/15		9,673,000	10,350,110
6.75% 9/27/34		18,375,000	20,010,375
7.5% 4/8/33		10,380,000	12,331,440
8.125% 12/30/19		8,390,000	10,206,435
8.3% 8/15/31		20,450,000	26,227,125
11.375% 9/15/16		10,850,000	15,336,475
11.5% 5/15/26		17,480,000	28,186,500
TOTAL MEXICO			134,858,330
Pakistan - 0.2%
Islamic Republic of Pakistan 6.75% 2/19/09		3,855,000	3,777,900
Panama - 0.7%
Panamanian Republic:
7.125% 1/29/26		5,370,000	5,799,600
8.875% 9/30/27		7,220,000	9,223,550
TOTAL PANAMA			15,023,150
Peru - 0.9%
Peruvian Republic:
7.35% 7/21/25		11,160,000	12,750,300
9.875% 2/6/15		5,695,000	7,118,750
TOTAL PERU			19,869,050
Philippines - 6.3%
Philippine Republic:
7.75% 1/14/31		14,075,000	15,606,360
8.875% 3/17/15		13,520,000	15,666,976
9% 2/15/13		16,640,000	18,969,600
9.375% 1/18/17		12,905,000	15,744,100
9.5% 2/2/30		15,085,000	19,723,638
9.875% 1/15/19		20,625,000	26,348,438
10.625% 3/16/25		15,360,000	21,580,800
TOTAL PHILIPPINES			133,639,912
Russia - 7.8%
Russian Federation:
7.5% 3/31/30 (Reg. S)		100,452,825	112,256,021
Government Obligations - continued
		Principal Amount (d)	Value
Russia - continued
Russian Federation: - continued
11% 7/24/18 (Reg. S)		$ 14,407,000	$ 20,313,870
12.75% 6/24/28 (Reg. S)		18,992,000	33,805,760
TOTAL RUSSIA			166,375,651
Serbia - 0.3%
Republic of Serbia 3.75% 11/1/24 (e)(f)		7,545,000	7,167,750
South Africa - 0.4%
South African Republic 13% 8/31/10	ZAR	51,390,000	8,215,133
Sri Lanka - 0.2%
Government of the Democratic Socialist Republic of Sri Lanka 9.75% 4/1/08	LKR	455,600,000	3,954,652
Turkey - 8.2%
Turkish Republic:
0% 5/6/09	TRY	27,355,000	17,711,626
6.875% 3/17/36		16,310,000	15,576,050
7% 9/26/16		21,665,000	22,071,219
7% 6/5/20		12,275,000	12,397,750
7.375% 2/5/25		5,895,000	6,116,063
8% 2/14/34		9,770,000	10,624,875
9.5% 1/15/14		13,950,000	16,234,313
11% 1/14/13		16,660,000	20,221,075
11.5% 1/23/12		12,540,000	15,016,650
11.75% 6/15/10		14,750,000	16,983,759
11.875% 1/15/30		13,775,000	21,385,688
TOTAL TURKEY			174,339,068
Ukraine - 1.0%
Ukraine Government:
(Reg. S) 6.875% 3/4/11		3,855,000	3,946,749
6.385% 6/26/12 (f)		8,095,000	8,115,238
7.65% 6/11/13 (Reg. S)		9,285,000	9,900,131
TOTAL UKRAINE			21,962,118
Uruguay - 1.3%
Uruguay Republic:
7.875% 1/15/33 pay-in-kind		8,393,307	9,274,604
8% 11/18/22		12,310,000	13,633,325
9.25% 5/17/17		3,315,000	3,923,303
TOTAL URUGUAY			26,831,232
Government Obligations - continued
		Principal Amount (d)	Value
Venezuela - 7.7%
Venezuelan Republic:
oil recovery rights 4/15/20 (a)(h)		$ 171,700	$ 6,438,750
6.36% 4/20/11 (g)		18,365,000	17,152,910
7% 12/1/18 (Reg. S)		6,245,000	5,542,438
7.65% 4/21/25		12,700,000	11,430,000
8.5% 10/8/14		17,235,000	17,278,088
9.25% 9/15/27		38,080,000	39,603,200
9.375% 1/13/34		11,545,000	12,064,525
10.75% 9/19/13		25,595,000	28,282,475
13.625% 8/15/18		20,503,000	27,063,960
TOTAL VENEZUELA			164,856,346
Vietnam - 0.4%
Vietnamese Socialist Republic 6.875% 1/15/16 (f)		7,970,000	8,358,538
TOTAL GOVERNMENT OBLIGATIONS (Cost $1,379,536,142)			1,469,824,444
Common Stocks - 0.0%
		Shares
Bermuda - 0.0%
APP China Group Ltd. (a)		42,508	212,540
Bulgaria - 0.0%
Kremikovtzi Corp. warrants (GSHL Bulgaria SA Warrant Program) 5/4/11 (a)		51	1
TOTAL COMMON STOCKS (Cost $2,056,256)			212,541
Investment Companies - 1.9%

United States of America - 1.9%
iShares MSCI Emerging Markets Index Fund (Cost $34,847,904)		265,500	39,482,505
Preferred Securities - 4.0%
		Principal Amount (d)	Value
Brazil - 1.6%
Globo Comunicacoes e Participacoes SA 9.375%		$ 22,585,000	$ 23,620,350
Net Servicos de Comunicacao SA 9.25% (f)		10,220,000	10,601,182
TOTAL BRAZIL			34,221,532
United States of America - 2.4%
Pemex Project Funding Master Trust 7.75%		50,276,000	51,227,515
TOTAL PREFERRED SECURITIES (Cost $84,754,210)			85,449,047
Money Market Funds - 2.9%
		Shares
Fidelity Cash Central Fund, 5.12% (b) (Cost $61,855,016)		61,855,016	61,855,016
Cash Equivalents - 0.1%
		Maturity Amount
Investments in repurchase agreements in a joint trading account at 3.95%, dated 9/28/07 due 10/1/07 (Collateralized by U.S. Government Obligations) # (Cost $2,908,000)		$ 2,908,957	2,908,000
Purchased Options - 0.1%
	Expiration Date/Strike Price		Underlying Face Amount
Argentina - 0.1%
Lehman Brothers Holdings, Inc. Call Option on $56,370,000 notional amount of Argentine Republic 1.33% 12/31/38		December 2007/ $44.00	$ 23,111,700	287,487
Lehman Brothers Holdings, Inc. Call Option on $66,215,000 notional amount of Argentine Republic Gross Domestic Product Linked Security 12/15/35		March 2008/ $13.85	8,641,058	291,346
TOTAL ARGENTINA				578,833
Purchased Options - continued
	Expiration Date/Strike Price		Underlying Face Amount	Value
United States of America - 0.0%
Lehman Brothers Holdings, Inc. Call Option on $38,475,000 notional amount of United States Treasury Bonds 5.00% 5/15/37		January 2008/ $105.9375	$ 39,466,924	$ 470,417
TOTAL PURCHASED OPTIONS (Cost $3,593,098)				1,049,250
TOTAL INVESTMENT PORTFOLIO - 96.6% (Cost $1,975,385,797)	2,060,350,408
NET OTHER ASSETS - 3.4%	72,577,974
NET ASSETS - 100%	$ 2,132,928,382
Security Type Abbreviation
FLIRB - Front Loaded Interest Reduction Bonds
Currency Abbreviations
BRL	-	Brazilian real
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
INR	-	Indian rupee
LKR	-	Sri Lankan rupee
TRY	-	New Turkish Lira
ZAR	-	South African rand
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $258,693,952 or 12.1% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Quantity represents share amount.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,908,000 due 10/01/07 at 3.95%
Banc of America Securities LLC	$ 594,491
Barclays Capital, Inc.	931,830
Deutsche Bank Securities, Inc.	1,381,679
$ 2,908,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,618,691
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $1,975,877,850. Net unrealized appreciation aggregated $84,472,558, of which $114,782,809 related to appreciated investment securities and $30,310,251 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	November 29, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	November 29, 2007